SHAREHOLDERS' EQUITY - Narrative (Details) $ in Thousands, $ in Thousands											3 Months Ended		12 Months Ended
	Dec. 06, 2019 USD ($) shares	Dec. 06, 2019 CAD ($) shares	Nov. 29, 2019 USD ($) shares	Nov. 29, 2019 CAD ($) shares	May 17, 2019 USD ($) shares	May 17, 2019 CAD ($) shares	Apr. 05, 2019 USD ($) shares	Apr. 05, 2019 CAD ($) shares	Apr. 06, 2018 USD ($) shares	Apr. 06, 2018 CAD ($) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)													209,624,480	209,822,819
Number of shares issued (in shares)													670,767	517,935
Number of options exercised (in shares)													670,767	517,935
Proceeds from exercise of equity | $													$ 2,622	$ 2,709
Share repurchases (in shares)	520,500	520,500	206,700	206,700	199,900	199,900	199,900	199,900	69,400	69,400	1,570,600	1,570,600
Share repurchases	$ 21,824	$ 28,799	$ 8,141	$ 10,742	$ 6,623	$ 8,859	$ 6,187	$ 8,275	$ 1,039	$ 1,342	$ 29,772	$ 38,912	$ 42,775	$ 30,811
Common stock threshold for grants under share-based compensation													5.50%
Maximum term of options granted													5 years
Termination period after employment change of options granted													90 days
Number of share options granted (in shares)													0	0
Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)													209,625,000	209,823,000	210,945,000
Proceeds from exercise of equity | $													$ 3,855	$ 3,591
Share repurchases (in shares)													1,127,000	1,640,000
Share repurchases | $													$ 42,775	$ 30,811